Financial and capital management - Maturity Analysis for Recognized Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
MLSE financial liability	$ 135	$ 135
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	23,300	20,324
Gross carrying amount | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,994	3,201
Gross carrying amount | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	4,599	0
Gross carrying amount | Loans secured by trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,050	$ 919
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	10,437
Net interest receipts on cross currency basis swaps	(68)
MLSE financial liability	(135)
Total	37,712
Liquidity risk | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	862
Net interest receipts on cross currency basis swaps	(3)
MLSE financial liability	(135)
Total	4,790
Liquidity risk | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	772
Net interest receipts on cross currency basis swaps	(2)
MLSE financial liability	0
Total	3,930
Liquidity risk | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	711
Net interest receipts on cross currency basis swaps	(2)
MLSE financial liability	0
Total	3,100
Liquidity risk | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	643
Net interest receipts on cross currency basis swaps	(2)
MLSE financial liability	0
Total	2,808
Liquidity risk | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	580
Net interest receipts on cross currency basis swaps	(2)
MLSE financial liability	0
Total	2,246
Liquidity risk | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	6,869
Net interest receipts on cross currency basis swaps	(57)
MLSE financial liability	0
Total	20,838
Liquidity risk | Gross carrying amount | Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	18,701
Liquidity risk | Gross carrying amount | Long-term debt | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	62
Liquidity risk | Gross carrying amount | Long-term debt | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,302
Liquidity risk | Gross carrying amount | Long-term debt | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,762
Liquidity risk | Gross carrying amount | Long-term debt | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,637
Liquidity risk | Gross carrying amount | Long-term debt | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,250
Liquidity risk | Gross carrying amount | Long-term debt | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	11,688
Liquidity risk | Gross carrying amount | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,994
Liquidity risk | Gross carrying amount | Notes payable | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,994
Liquidity risk | Gross carrying amount | Notes payable | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	5,733
Liquidity risk | Gross carrying amount | Lease liabilities | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	960
Liquidity risk | Gross carrying amount | Lease liabilities | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	858
Liquidity risk | Gross carrying amount | Lease liabilities | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	629
Liquidity risk | Gross carrying amount | Lease liabilities | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	530
Liquidity risk | Gross carrying amount | Lease liabilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	418
Liquidity risk | Gross carrying amount | Lease liabilities | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	2,338
Liquidity risk | Gross carrying amount | Loans secured by trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,050
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,050
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 0